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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                                REGISTRATION NO.
                                    811-07696


                       IOWA PUBLIC AGENCY INVESTMENT TRUST
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                           1415 28th STREET, SUITE 200
                           WEST DES MOINES, IOWA 50266
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)


                              Elizabeth Grob, Esq.
                              Ahlers & Cooney, P.C.
               100 Court Avenue, Suite 600, Des Moines, Iowa 50309
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                        COPIES OF ALL COMMUNICATIONS TO:

Vera Lichtenberger                   JOHN C. MILES, ESQ.
IOWA PUBLIC AGENCY INVESTMENT TRUST  DONALD F. BURT, ESQ.
1415 28th STREET, SUITE 200          CLINE, WILLIAMS, WRIGHT, JOHNSON &
WEST DES MOINES, IOWA 50266             OLDFATHER
                                     1900 U.S. BANK BUILDING, 233 S. 13TH STREET
                                     LINCOLN, NEBRASKA 68508

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (515) 244-5426

DATE OF FISCAL YEAR END:06/30/2004
DATE OF REPORTING PERIOD:03/31/2005

ITEM 1. SCHEDULE OF PORTFOLIO HOLDINGS


ITEM 2.  CONTROLS AND PROCEDURES.

(A) THE PRINCIPAL EXECUTIVE AND FINANCIAL OFFICERS CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE EFFECTIVE BASED ON THEIR EVALUATION OF THE DISCLOSURE CONTROLS AND PROCEDURES AS OF MAY 16, 2005, A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT. THE PRINCIPAL EXECUTIVE AND FINANCIAL OFFICERS RECOGNIZE, HOWEVER, THAT GIVEN THE NEWNESS OF SUCH DISCLOSURE CONTROLS AND PROCEDURES, THE REGISTRANT WILL BE REVIEWING AND REVISING SUCH DISCLOSURE CONTROLS AND PROCEDURES ON A REGULAR BASIS.

(B) THERE WERE NO SIGNIFICANT CHANGES IN REGISTRANT'S INTERNAL CONTROLS OR IN OTHER FACTORS THAT COULD SIGNIFICANTLY AFFECT THESE CONTROLS SUBSEQUENT TO THE DATE OF THEIR EVALUATION, INCLUDING ANY CORRECTIVE ACTIONS WITH REGARD TO SIGNIFICANT DEFICIENCIES AND MATERIAL WEAKNESSES.

ITEM 3. EXHIBITS.
(A) A CERTIFICATION FROM THE CHIEF EXECUTIVE OFFICER AND THE CHIEF FINANCIAL OFFICER IS ATTACHED AS EXHIBIT A.




SIGNATURES


Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


IOWA PUBLIC AGENCY INVESTMENT TRUST


By /s/ Donald W. Kerker
-----------------------------------

Donald W. Kerker, Chair and Trustee


Date: May 16, 2005


Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Signature and Title

/s/ Jeff Lorenzen
-----------------------------------

Jeff Lorenzen, Chief Executive Officer, May 16, 2005


/s/ Amy Mitchell
-----------------------------------

Amy Mitchell, Chief Financial Officer, May 16, 2005

IOWA PUBLIC AGENCY INVESTMENT TRUST
DIVERSIFIED PORTFOLIO
STATEMENT OF NET ASSETS
                                MARCH 31, 2005
--------------------------------------------------------------------------------


Par                                                                  Amortized
Value        Description                                                Cost
-----        -----------                                                ----

DISCOUNTED GOVERNMENT SECURITIES -- 15.90%
$4,000,000   Federal National Mortgage Association, Discount Note  $  3,998,589
6,000,000    Federal Home Loan Mortgage Corporation, Discount Note    5,985,095
4,000,000    Federal National Mortgage Association, Discount Note     3,990,320
4,000,000    Federal National Mortgage Association, Discount Note     3,988,178
4,000,000    Federal National Mortgage Association, Discount Note     3,986,800
4,000,000    Federal National Mortgage Association, Discount Note     3,985,326
3,000,000    Federal National Mortgage Association, Discount Note     2,987,468
1,400,000    Federal National Mortgage Association, Discount Note     1,394,015
4,000,000    Federal National Mortgage Association, Discount Note     3,975,833
2,000,000    Federal Home Loan Mortgage Corporation, Discount Note    1,986,860
2,000,000    Federal Home Loan Mortgage Corporation, Discount Note    1,970,896
                                                                  --------------
             TOTAL (cost -- $38,249,379)                           $ 38,249,379
                                                                  --------------

COUPON SECURITIES -- 13.39%
$4,000,000   Federal Home Loan Bank, 1.30%                         $  3,999,029
3,000,000    Federal Home Loan Bank, 4.625%                           3,002,965
2,550,000    Federal Home Loan Bank, 4.125%                           2,554,617
3,000,000    Federal Home Loan Bank, 3.56%                            3,006,193
2,000,000    Federal National Mortgage Association, 1.81%             1,997,251
2,000,000    Federal Home Loan Bank, 1.80%                            1,998,184
3,000,000    Federal Home Loan Bank, 1.43%                            2,992,720
3,000,000    Federal Home Loan Mortgage Corporation, 7.00%            3,037,919
3,180,000    Federal Home Loan Bank, 1.50%                            3,166,867
500,000      United States Treasury, 2.00%                              498,858
2,000,000    Federal Home Loan Mortgage Corporation, 2.875%           2,000,153
3,880,000    Federal Home Loan Bank, 7.248%                           3,971,112
                                                                  --------------
             TOTAL (cost -- $32,225,867)                           $ 32,225,867
                                                                  --------------

CERTIFICATES OF DEPOSIT -- 6.92%
$250,000     Citizens Bank, Sac City                               $    250,000
1,000,000    Great River Bank & Trust, Princeton                      1,000,000
500,000      Ft. Madison Bank & Trust, Ft. Madison                      500,000
250,000      Maquoketa State Bank, Maquoketa                            250,000
200,000      Maxwell State Bank, Maxwell                                200,000
500,000      Ft. Madison Bank & Trust, Ft. Madison                      500,000
1,000,000    Liberty Bank, West Des Moines                            1,000,000
500,000      First American Bank, Ames                                  500,000
1,000,000    American Bank, LeMars                                    1,000,000
250,000      Citizens Bank, Sac City                                    250,000
800,000      Exchange Bank, Collins                                     800,000
250,000      Ft. Madison Bank & Trust, Ft. Madison                      250,000
1,000,000    Premier Bank, Dubuque                                    1,000,000
250,000      Citizens Bank, Sac City                                    250,000
500,000      Premier Bank, Rock Valley                                  500,000
900,000      First State Bank, Ida Grove                                900,000
500,000      Premier Bank, Rock Valley                                  500,000
1,000,000    St. Ansgar State Bank, St. Ansgar                        1,000,000
1,500,000    Union State Bank, Winterset                              1,500,000
500,000      American Bank, LeMars                                      500,000
500,000      American Bank, LeMars                                      500,000
1,000,000    American Bank, LeMars                                    1,000,000
400,000      Farmers State Bank, Hawarden                               400,000
250,000      Ft. Madison Bank & Trust, Ft. Madison                      250,000
500,000      Ft. Madison Bank & Trust, Ft. Madison                      500,000
1,000,000    Premier Bank, Dubuque                                    1,000,000
250,000      Citizens Bank, Sac City                                    250,000
100,000      Maxwell State Bank, Maxwell                                100,000
                                                                  --------------
             TOTAL (cost -- $16,650,000)                           $ 16,650,000
                                                                  --------------

$54,375,000  Seattle-Northwest Securities Corporation              $ 54,375,000
49,000,000   Merrill Lynch                                           49,000,000
50,000,000   UBS Securities LLC                                      50,000,000
                                                                  --------------
             TOTAL (cost -- $153,375,000)                          $153,375,000
                                                                  --------------

TOTAL INVESTMENTS -- 99.96% (cost -- $240,500,246)                 $240,500,246

EXCESS OF OTHER ASSETS OVER TOTAL LIABILITIES -- .04%
            (Includes $55,453 payable to IMG and $353,754
            dividends payable to unitholders)                           $89,580
                                                                  --------------

NET ASSETS -- 100%
             Applicable to 240,589,826 outstanding units           $240,589,826
                                                                  ==============

NET ASSET VALUE:                                                   $       1.00
                                                                  ==============
             Offering and redemption price per unit
             ($240,589,826 divided by 240,589,826 units
             outstanding)

IOWA PUBLIC AGENCY INVESTMENT TRUST
DIRECT GOVERNMENT OBLIGATION PORTFOLIO
STATEMENT OF NET ASSETS
MARCH 31, 2005
--------------------------------------------------------------------------------


Par                                                                 Amortized
Value        Description                                               Cost
-----        -----------                                               ----

DISCOUNTED GOVERNMENT SECURITIES -- 14.44%
$500,000     United States Treasury Bill                            $   499,557
250,000      United States Treasury Bill                                249,419
250,000      United States Treasury Bill                                249,298
750,000      United States Treasury Bill                                746,956
500,000      United States Treasury Bill                                497,118
500,000      United States Treasury Bill                                496,836
                                                                  --------------
             TOTAL (cost -- $2,739,184)                             $ 2,739,184
                                                                  --------------

COUPON SECURITIES -- 25.42%
$1,000,000   United States Treasury, 1.625%                         $   999,736
500,000      United States Treasury, 6.50%                              502,787
250,000      United States Treasury, 1.25%                              249,483
560,000      Financial Assistance Corporation, 8.80%                    567,031
1,000,000    United States Treasury, 1.125%                             996,391
500,000      United States Treasury, 1.50%                              498,542
500,000      United States Treasury, 1.625%                             497,664
500,000      Private Export Funding, 6.62%                              510,731
                                                                  --------------
             TOTAL (cost -- $4,822,365)                             $ 4,822,365
                                                                  --------------

$3,588,000   Bear, Stearns & Company Inc.                           $ 3,588,000
3,800,000    J. P. Morgan Securities, Inc.                            3,800,000
4,000,000    UBS Securities LLC                                       4,000,000
                                                                  --------------
             TOTAL (cost -- $11,388,000)                            $11,388,000
                                                                  --------------

TOTAL INVESTMENTS -- 99.90% (cost -- $18,949,549)                   $18,949,549

EXCESS OF OTHER ASSETS OVER TOTAL LIABILITIES --  .10%
             (Includes $5,415 payable to IMG and $30,739
             dividends payable to unitholders)                      $    18,255
                                                                  --------------

NET ASSETS -- 100%
             Applicable to 18,967,804 outstanding units             $18,967,804
                                                                  ==============

NET ASSET VALUE:                                                    $       1.00
                                                                  ==============
             Offering and redemption price per unit ($18,967,804 divided by 18,967,804 units outstanding)